ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of Voluntary change in Accounting Policy	The impact of the change on prior periods is set out below:

	Balance before change	(Decrease)/ increase	Balance after change
30 June 2024	£m	£m	£m
Cash and cash equivalents at beginning of the period	42,502	(5,721)	36,781
Cash and cash equivalents at the end of the period	34,800	(8,396)	26,404
Effects of exchange rate changes on cash and cash equivalents	(14)	23	9
Net change in operating assets and liabilities:
Change in operating assets	4,724	(2,661)	2,063
Change in operating liabilities	(10,898)	(37)	(10,935)
Net cash flows from operating activities	(5,051)	(2,698)	(7,749)

Disclosure of Information about Key Judgements and Key Estimates

Key judgements	–Establishing the criteria for a significant increase in credit risk (SICR) and, for corporate borrowers, internal credit risk rating
–Determining the need for any judgemental adjustments
Key estimates	–Forward-looking multiple economic scenario assumptions
–Probability weights assigned to multiple economic scenarios
–Expected future cash flows for individually assessed Stage 3 corporate exposures
–Collateral valuations of individually assessed Stage 3 corporate exposures

Key judgements	–Determining whether a present obligation exists
–Determining the likely outcome of future legal decisions
Key estimates	–Probability, timing, nature and amount of any outflows that may arise from past events

Key judgements	–Setting the criteria for constructing the corporate bond yield curve used to determine the discount rate
–Determining the methodology for setting the inflation assumption
Key estimates	–Discount rate applied to future cash flows
–Rate of price inflation
–Expected lifetime of the schemes' members
–Valuation of pension fund assets whose values are not based on market observable data

Key judgement:	–Determining the basis of goodwill impairment testing methodology, including the need for planning assumptions and internal capital allocations
Key estimates:	–Forecast cash flows for cash generating units
–Discount rates which factor in risk-free rates and applicable risk premiums
All of these variables are subject to fluctuations in external market rates and economic conditions beyond management’s control